Share-Based Compensation - Schedule of Share-Based Compensation Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended
		Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (Shares)	[1]	3,738
Granted (Shares)		2,037
Exercised/Vested (Shares)		(326)
Forfeited (Shares)		(3)
Expired (Shares)		(5)
Outstanding (Shares)		5,441
Exercisable (Shares)		3,182
Expected to vest (Shares)		1,681
Outstanding (Weighted average exercise price)	[1]	$ 90
Granted (Weighted average exercise price)		71
Exercised/Vested (Weighted average exercise price)		56
Forfeited (Weighted average exercise price)		68
Expired (Weighted average exercise price)		143
Outstanding (Weighted average exercise price)		85
Exercisable (Weighted average exercise price)		94
Expected to vest (Weighted average exercise price)		$ 71
Outstanding (Weighted average contractual term)		6 years 7 months 6 days
Exercisable (Weighted average contractual term)		4 years 3 months 18 days
Expected to vest (Weighted average contractual term)		9 years 8 months 12 days
Outstanding (Intrinsic value)		$ 57
Exercisable (Intrinsic value)		33
Expected to vest (Intrinsic value)		$ 18
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (Shares)(RSUs)	[1]	3,551
Granted (Shares)(RSUs)		1,612
Exercised/Vested (Shares)(RSUs)		(558)
Forfeited (Shares)(RSUs)		(52)
Outstanding (Shares)(RSUs)		4,553
Expected to vest (Shares)(RSUs)		3,817
Outstanding (Weighted average exercise price)(RSUs)	[1]	$ 58
Granted (Weighted average exercise price)(RSUs)		72
Exercised/Vested (Weighted average exercise price)(RSUs)		70
Forfeited (Weighted average exercise price)(RSUs)		63
Outstanding (Weighted average exercise price)(RSUs)		63
Expected to vest (Weighted average exercise price)(RSUs)		$ 54
Outstanding (Weighted average contractual term)(RSUs)		2 years
Expected to vest (Weighted average contractual term)(RSUs)		2 years
Outstanding (Intrinsic value)(RSUs)		$ 374
Exercisable (Intrinsic value)(RSUs)		$ 313

[1]	Our common stock began “regular way” trading on The Nasdaq Global Market on January 4, 2023. The shares outstanding as of January 4, 2023 pertain to GE equity-based awards issued by GE in prior periods to employees of the Company that were converted to GE HealthCare equity-based awards as part of the Spin-Off.